Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Unproved Oil and Natural Gas Properties
Total property, plant and equipment, net	$ 8,915			$ 8,728	$ 7,422
Restructuring Cost and Reserve [Line Items]
Property, plant, and equipment associated with unproven oil and natural gas properties	500			8,700	7,400
Transfer from unproved properties to proved properties	200			700
Amortization of unproved leasehold costs	$ 4	$ 7	$ 23	$ 18	36
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Projected inflation rate (as a percent)	2.50%			2.50%
Changes in net asset retirement liability
Net asset retirement liability at January 1	$ 42	30		$ 30	24
Liabilities incurred	1			10	6
Liabilities settled	(1)			(2)	(2)
Accretion expense	1			3	2
Net asset retirement liability at end of period	43		24	42	30
Capitalized Interest
Capitalized interest	$ 4	$ 5	$ 12	$ 21	$ 19
Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit-adjusted risk-free rate (as a percent)	7.00%			7.00%
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit-adjusted risk-free rate (as a percent)	9.00%			9.00%
Wolfcamp
Restructuring Cost and Reserve [Line Items]
Property, plant, and equipment associated with unproven oil and natural gas properties	$ 400
Altamont
Restructuring Cost and Reserve [Line Items]
Property, plant, and equipment associated with unproven oil and natural gas properties	$ 100